Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended
	Feb. 28, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Nov. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2021	Feb. 28, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock				$ 2,778	$ 948
Common Stock, Shares Authorized		250,000,000		250,000,000					250,000,000		250,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001					$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding		17,379,388		17,379,388					17,379,388		16,559,481
Share-based Payment Arrangement, Noncash Expense				$ 115	246
Restricted Stock [Member] | Directors and Officers of the Company [Member] | Share-based awards, 2018 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				0			129,269
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 5.36
Share-based awards, Weighted average grant date fair value							$ 693
Share-based Payment Arrangement, Noncash Expense		$ 25	$ 47	$ 50	94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		63,635		63,635					63,635		63,635
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 91		$ 91					$ 91
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				1 year 6 months
Restricted Stock [Member] | Directors and Officers of the Company [Member] | Share-based awards, 2017 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				0				118,328
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 17.70
Share-based awards, Weighted average grant date fair value								$ 2,094
Share-based Payment Arrangement, Noncash Expense		$ 33	$ 76	$ 65	$ 152
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		29,251		29,251					29,251		29,251
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 59		$ 59					$ 59
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				6 months
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									1,776,017
Proceeds from Issuance of Common Stock									$ 8,112
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received Per Transaction						$ 25,000
Common Stock [Member] | Share repurchase program [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 25,000
Stock Repurchase Program, Period in Force	2 years
Expiration date	February 2020
Stock Repurchased and Retired During Period, Shares										735,251
Stock Repurchased and Retired During Period, Value										$ 7,493